Subsequent Events (FY) (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	6 Months Ended
	Feb. 24, 2023	Jun. 30, 2023	Mar. 03, 2023
Common Stock Warrants Converted [Abstract]
Number of common stock warrants converted into common stock (in shares)		660,046
Number of shares of common stock issued upon conversion of common stock warrants (in shares)		660,046
Exercise price of warrants (in dollars per share)		$ 0
Ladenburg Thalmann & Co. [Member]
At-The-Market Offering [Abstract]
Percentage of fixed commission rate			3.00%
Ladenburg Thalmann & Co. [Member] | Maximum [Member]
At-The-Market Offering [Abstract]
Aggregate offering price			$ 10.0
Subsequent Event [Member]
Common Stock Warrants Converted [Abstract]
Number of common stock warrants converted into common stock (in shares)	660,046
Number of shares of common stock issued upon conversion of common stock warrants (in shares)	660,046
Exercise price of warrants (in dollars per share)	$ 0
Subsequent Event [Member] | Ladenburg Thalmann & Co. [Member] | Maximum [Member]
At-The-Market Offering [Abstract]
Aggregate offering price			$ 10.0
Percentage of fixed commission rate			3.00%